SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION

NOTE 13:- SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION

a.Other current assets:

	December 31,
	2021	2020

Governmental authorities	$3,727	$7,215
Prepaid expenses	5,857	5,654
Deferred charges	1,600	1,162
Advance payments to suppliers	1,279	1,643
Other	2,144	963

	$14,607	$16,637

b.Other current liabilities:

Payroll and related employee accruals	$11,588	$10,512
Governmental authorities	988	639
Deferred rent income	617	2,065
Other	146	106

	$13,339	$13,322

c.Long-term loan:

		Interest rate for			December 31,
	Linkage	2021	2020	Maturity	2021	2020
		%

Loan from bank:
	U.S. dollars	-	4.77	2021	$-	$4,000

Less - current maturities					-	4,000

					$-	$-

F - 55

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 13:- SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Cont.)

The Company entered into a loan agreement with an Israeli bank secured by a floating charge on the assets of the Company, and which is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there were financial covenants associated with the loan. On January 1, 2021 the loan was fully repaid by the Company. Other financial covenants the Company is required to satisfy are described in Note 8f.

Interest expenses on the long-term loans amounted to $195 and $395 for the years ended December 31, 2020 and 2019, respectively.

d.Other long-term liabilities:

	December 31,
	2021	2020

Long-term deferred rent	$-	$521
Other	120	110

	$120	$631